Note 6 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Short-term lease liability	$ 9,601	$ 9,288
Long-term lease liability	28,864	$ 33,805
Bareboat Charter Lease Payments [Member]
2021 (remainder)	6,097
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	45,216
Less imputed interest	(6,751)
Total Lease Liability	38,465
Short-term lease liability	9,601
Long-term lease liability	28,864
Time Charter Receipts [Member]
2021 (remainder)	30,728
2022	48,830
2023	32,029
2024	8,851
Total	$ 120,438